Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS:
Cash and cash equivalents		¥ 434,527	$ 62,137	¥ 379,350
Restricted cash		315,599	45,130	264,263
Term deposits		3,846	550	262,759
Investment in marketable securities		2,847,627	407,205	1,956,027
Accounts receivable, net		87,390	12,497	83,065
Other receivables, net		79,468	11,362	62,479
Loans receivable, net				6,964
Prepaid expenses and other assets, net		165,455	23,660	159,102
Investments		315,596	45,130	879,604
Operating lease right-of-use assets, net		2,888	413	11,153
Property, equipment and software, net		42,582	6,089	53,644
Intangible assets, net		3,312	474	4,626
TOTAL ASSETS		4,298,290	614,647	4,123,036
Liabilities:
Payroll and welfare payable		9,534	1,363	11,470
Taxes payable		297,592	42,555	307,170
Accrued expenses and other liabilities		198,419	28,374	131,467
Operating lease liabilities		1,145	164	9,575
Deferred tax liabilities		14,283	2,042	763
TOTAL LIABILITIES		527,085	75,372	466,467
Commitments and Contingencies (Note 19)
Shareholders’ equity:
Additional paid-in capital		5,713,030	816,952	5,712,976
Statutory reserves		476,164	68,091	470,542
Accumulated deficit		(2,619,027)	(374,516)	(2,781,606)
Accumulated other comprehensive income		141,696	20,262	199,863
Total 9F Inc. shareholders’ equity		3,711,865	530,789	3,601,777
Non-controlling interest		59,340	8,486	54,792
Total shareholders’ equity		3,771,205	539,275	3,656,569
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		4,298,290	614,647	4,123,036
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	1		1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	1		1
Related Party
Liabilities:
Amounts due to related parties		¥ 6,112	$ 874	¥ 6,022

[1]	Absolute value is less than US$1 thousand.